UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-3025

DREYFUS INSTITUTIONAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
	(Address of principal executive offices)	(Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	12/31/03

SSL-DOCS2 70128344v9

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus
Institutional
Money Market Fund

ANNUAL REPORT December 31, 2003

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus dis-
claims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
14	Notes to Financial Statements
18	Report of Independent Auditors
19	Important Tax Information
20	Board Members Information
22	Officers of the Fund

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Institutional Money Market Fund

The Fund

L E T T E R F R O M T H E C H A I R M A N

Dear Shareholder:

This annual report for Dreyfus Institutional Money Market Fund covers the 12-month period from January 1, 2003, through December 31, 2003. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager,Thomas S. Riordan.

Money market yields continued to fall toward historical lows during 2003. The Federal Reserve Board reduced short-term interest rates once during the year, in late June, to their lowest level since 1958, and repeatedly reaffirmed its commitment to keeping interest rates low during the remainder of the year.

However, recent economic developments suggest to us that interest rates are more likely to rise in 2004 than to drop further, and we continue to believe that money market funds deserve consideration for the “liquid” portion of investors’ portfolios. As always, we urge you to speak regularly with your financial advisor, who may be in the best position to suggest the Dreyfus funds designed to meet your current needs, future goals and tolerance for risk.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
January 15, 2004

D I S C U S S I O N O F F U N D P E R F O R M A N C E

Thomas S. Riordan, Portfolio Manager

How did Dreyfus Institutional Money Market Fund perform during the period?

For the 12-month period ended December 31, 2003, the fund produced yields of 0.72% for its Money Market Series and 0.44% for its Government Securities Series.Taking into account the effects of compounding, the fund produced effective yields of 0.73% and 0.44% for its Money Market Series and Government Securities Series, respectively.1

Each series’ performance during the reporting period was primarily the result of declining interest rates, including a reduction of short-term interest rates by the Federal Reserve Board (the “Fed”) in late June 2003.

What is the fund’s investment approach?

Each series’ seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal:

The fund’s Money Market Series invests in a diversified portfolio of high-quality, short-term debt securities including securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic banks or foreign branches of domestic banks, repurchase agreements, asset-backed securities, commercial paper and other short-term corporate obligations of domestic issuers, including those with floating or variable rates of interest, and dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies. Normally, the Money Market Series invests at least 25% of its total assets in bank obligations.

The fund’s Government Securities Series invests only in short-term securities issued or guaranteed as to principal and interest by the U.S.

T h e F u n d 3

D I S C U S S I O N O F F U N D P E R F O R M A N C E (continued)

government or its agencies or instrumentalities and repurchase agreements in respect of these securities.

What other factors influenced the fund’s performance?

Despite 12 reductions of short-term interest rates by the Fed since January 2001, the economy continued to struggle during the opening months of 2003, as the impending war in Iraq caused businesses and consumers to continue to postpone spending.As a result, U.S. GDP grew at a disappointing 1.4% annualized rate during the first quarter of the year.

However, the economic outlook began to improve in March, after it became clear that major combat in Iraq would be over quickly. As investors became more optimistic, money market yields rose at the longer end of the curve.

In May, the manufacturing sector began to show signs of more sustainable improvement, and consumer confidence rebounded.These encouraging signs were supported by gains in the stock market, low inflation, moderating oil prices, rising productivity and new tax cuts. However, at its May meeting the Fed cautioned that economic risks were “weighted toward weakness for the foreseeable future.”Although the economy expanded at a greater than expected 3.3% annualized rate during the second quarter, the unemployment rate climbed to 6.4%, its highest level in nine years. To stimulate greater growth and forestall potential deflationary pressures, in late June the Fed reduced the federal funds rate by another 25 basis points to 1%, a 45-year low.

In July, new signs of economic strength created a sudden shift in investor sentiment amid concerns that rising inflation and a ballooning federal budget deficit might lead to higher interest rates.Although prices of longer-term bonds plunged and yields rose, money market yields remained relatively steady, anchored at the short end of the curve by the 1% federal funds rate.

The economy continued to improve in the fall as it became clearer that business investment and consumer spending were rebounding, even as inflation remained well under control. Jobless claims dropped in September to their lowest level in eight months, and sales at department stores rose as consumers spent their tax refunds. It was later estimated that the economy grew at a robust 8.2% annualized rate during the third quarter of 2003.

Economic indicators in October and November provided more evidence of an improving economy, including an encouraging increase in the number of jobs in the U.S. economy and a decrease in the unemployment rate to 6.0%. Orders for durable goods rose more strongly in November, suggesting that business investment was finally contributing in a meaningful way to the recovery, and consumer confidence advanced to its highest level in more than a year. As a result, yields of most U.S.Treasury securities and longer-dated money market instruments began to rise.

As was widely expected, the Fed held the overnight federal funds rate steady at its meeting in early December, and it reiterated its commitment to keeping borrowing rates low for “a considerable period.” By year-end, new statistical data further confirmed that an economic recovery was well underway. The housing market remained strong, and the labor market improved modestly. At the same time, a drop in the Consumer Price Index validated the perception that inflation remains well under control.

What is the fund’s current strategy?

For much of the reporting period we generally maintained each series’ weighted average maturity in a range we consider longer than that of other institutional money market funds. We recently reduced these positions in order to manage the risks of potentially rising interest rates in a recovering economy. Of course, we are prepared to adjust our strategies as economic and market conditions evolve.

January 15, 2004

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.An investment in the fund is not insured or guaranteed by the FDIC or the U.S. government.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

T h e F u n d 5

S TAT E M E N T O F I N V E S T M E N T S

M O N E Y M A R K E T S E R I E S

D e c e m b e r 3 1 , 2 0 0 3

		Principal
Negotiable Bank Certificates of Deposit—14.2%		Amount ($)		Value ($)

American Express Centurion Bank
1.07%, 1/26/2004		25,000,000		25,000,000
Chase Manhattan Bank USA (Yankee)
1.12%, 11/8/2004		25,000,000	[a]	25,000,000
First Tennessee Bank N.A.
1.08%, 1/8/2004		25,000,000		25,000,000
Total Negotiable Bank Certificates of Deposit
(cost $	75,000,000)			75,000,000

Commercial Paper—38.2%

Citigroup Global Market Holdings Inc.
1.08%, 1/9/2004		25,000,000		24,994,000
Deutsche Bank Financial LLC
.98%, 1/2/2004		17,000,000		16,999,537
FCAR Owner Trust
1.09%, 1/20/2004		25,000,000		24,985,618
General Electric Capital Corp.
1.08%, 1/6/2004		25,000,000		24,996,250
General Electric Capital Services Inc.
1.12%, 4/8/2004		25,000,000		24,924,458
ING America Insurance Holdings Inc.
1.10%, 1/29/2004		20,000,000		19,982,889
Morgan Stanley & Co. Inc.
1.09%, 1/23/2004		27,000,000		26,982,015
Stadshypotek Delaware Inc.
1.09%, 2/2/2004		20,000,000		19,980,622
UBS Finance Delaware LLC
.95%, 1/2/2004		17,000,000		16,999,551
Total Commercial Paper
(cost $	200,844,940)			200,844,940

Corporate Notes—6.7%

Merrill Lynch & Co. Inc.
1.14%, 1/15/2004		10,000,000	[a]	10,000,894
Paradigm Funding LLC
1.15%, 8/20/2004		25,000,000	[a,b]	25,000,000
Total Corporate Notes
(cost $	35,000,894)			35,000,894

			Principal
Promissory Notes—4.7%			Amount ($)		Value ($)

Goldman Sachs Group Inc.
1.24%—1.27%, 1/27/2004—5/11/2004
(cost $	25,000,000)		25,000,000	[c]	25,000,000

Short-Term Bank Notes—9.5%

Bank One N.A.
1.05%, 3/4/2004			25,000,000	[a]	24,999,545
Marshall & Ilsley Bank
1.05%, 3/12/2004			25,000,000	[a]	24,999,267
Total Short-Term Bank Notes
(cost $	49,998,812)				49,998,812

U.S. Government Agencies—26.6%

Federal Home Loan Banks, Notes
1.06%, 7/14/2004			40,000,000		40,000,000
Federal Home Loan Mortgage Corporation
Discount Notes
1.08%, 1/22/2004			25,000,000		24,984,250
Federal National Mortgage Association, Notes
1.02%—1.48%, 7/26/2004—12/3/2004			75,000,000		74,998,676
Total U.S. Government Agencies
(cost $	139,982,926)				139,982,926

Time Deposits—.2%

State Street Bank & Trust Co. (Grand Cayman)
.90%, 1/2/2004
(cost $	948,000)		948,000		948,000

Total Investments (cost $		526,775,572)	100.1%		526,775,572
Liabilities, Less Cash & Receivables			(.1%)		(732,416)
Net Assets			100.0%		526,043,156

a Variable interest rate—subject to periodic change. b Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At December 31, 2003, this security amounted to $25,000,000 or 4.7% of net assets. c These notes were acquired for investment, not with the intent to distribute or sell. Securities restricted as to public resale.These securities were acquired between 5/27/03 and 11/13/2003 at a cost of $25,000,000. At December 31, 2003, the aggregate value of these securities was $25,000,000 or 4.7% of net assets and are valued at amortized cost.

See notes to financial statements.

T h e F u n d 7

S TAT E M E N T O F I N V E S T M E N T S

G O V E R N M E N T S E C U R I T I E S S E R I E S

D e c e m b e r 3 1 , 2 0 0 3

			Annualized
			Yield on
			Date of	Principal
U.S. Treasury Bills—14.2%			Purchase (%)	Amount ($)	Value ($)

2/26/2004			.78	3,000,000	2,996,360
3/25/2004			.80	2,100,000	2,096,080
Total U.S. Treasury Bills
(cost	$5,092,440)				5,092,440

U.S. Treasury Notes—45.1%

3.625%, 3/31/2004			1.22	10,000,000	10,057,437
2.25%, 7/31/2004			.93	6,000,000	6,041,179
Total U.S. Treasury Notes
(cost	$16,098,616)				16,098,616

Repurchase Agreements—31.8%

Bear Stearns & Co.
dated 12/31/2003, due 1/2/2004 in the
amount of $4,000,167 (fully collateralized
by $4,055,000 U.S. Treasury Strip Bonds,
due 2/15/2004, value $		4,050,540)	.75	4,000,000	4,000,000
Goldman Sachs & Co.
dated 12/31/2003, due 1/2/2004 in the
amount of $4,355,157 (fully collateralized
by $4,404,000 U.S. Treasury Notes
2%, due 11/30/2004, value $		4,442,535)	.65	4,355,000	4,355,000
UBS Warburg LLC
dated 12/31/2003, due 1/2/2004 in the
amount of $3,000,140 (fully collateralized
by $2,922,000 U.S. Treasury Notes
5.875%, due 11/15/2004, value $		3,060,117)	.84	3,000,000	3,000,000
Total Repurchase Agreements
(cost	$11,355,000)				11,355,000

Total Investments (cost $		32,546,056)		91.1%	32,546,056
Cash and Receivables (Net)				8.9%	3,173,498
Net Assets				100.0%	35,719,554

See notes to financial statements.

S TAT E M E N T O F A S S E T S A N D L I A B I L I T I E S

D e c e m b e r 3 1 , 2 0 0 3

		Money	Government
		Market	Securities
		Series	Series

Assets ($):
Investments in securities—See Statement of Investments
(including repurchase agreements of $	11,355,000
for the Government Securities Series)—Note 2(b)		526,775,572	32,546,056
Cash		—	3,064,432
Interest receivable		479,285	148,692
Prepaid expenses		16,128	14,840
		527,270,985	35,774,020

Liabilities ($):
Due to The Dreyfus Corporation and affiliates		234,148	12,420
Cash overdraft due to Custodian		921,753	—
Accrued expenses		71,928	42,046
		1,227,829	54,466

Net Assets ( $)		526,043,156	35,719,554

Composition of Net Assets ($):
Paid-in capital		526,059,234	35,721,358
Accumulated net realized gain (loss) on investments		(16,078)	(1,804)

Net Assets ( $)		526,043,156	35,719,554

Net Asset Value Per Share
		Money	Government
		Market	Securities
		Series	Series

Net Assets ($)		526,043,156	35,719,554
Shares Outstanding		526,059,269	35,721,358

Net Asset Value Per Share ($)		1.00	1.00

See notes to financial statements.

T h e F u n d 9

S TAT E M E N T O F O P E R AT I O N S

Ye a r E n d e d D e c e m b e r 3 1 , 2 0 0 3

	Money	Government
	Market	Securities
	Series	Series

Investment Income ($):
Interest Income	8,342,190	904,450
Expenses—Note 2(c):
Management fee—Note 3(a)	3,260,734	387,632
Custodian fees	79,979	31,871
Shareholder servicing costs—Note 3(b)	59,207	50,899
Trustees’ fees and expenses—Note 3(c)	59,092	7,746
Professional fees	49,844	34,544
Registration fees	19,556	19,755
Prospectus and shareholders’ reports	6,268	2,738
Miscellaneous	9,046	2,531
Total Expenses	3,543,726	537,716
Less—reduction in management fee due to
undertaking—Note 3(a)	—	(270)
Net Expenses	3,543,726	537,446
Investment Income—Net	4,798,464	367,004

Net Realized Gain (Loss) on Investments—Note 2(b) ($)	—	2,246
Net Increase in Net Assets Resulting from Operations	4,798,464	369,250

See notes to financial statements.

S TAT E M E N T O F C H A N G E S I N N E T A S S E T S

	Money Market Series		Government Securities Series

	Year Ended December 31,		Year Ended December 31,

	2003	2002	2003	2002

Operations ($):
Investment income—net	4,798,464	11,713,770	367,004	1,062,093
Net realized gain (loss)
on investments	—	23,288	2,246	251
Net Increase (Decrease)
in Net Assets Resulting
from Operations	4,798,464	11,737,058	369,250	1,062,344

Dividends to Shareholders
from ($):
Investment income—net	(4,798,464)	(11,713,770)	(367,004)	(1,062,093)

Beneficial Interest
Transactions
($1.00 per share):
Net proceeds from
shares sold	815,718,917	746,791,089	550,946,536	494,210,629
Dividends reinvested	542,379	1,768,175	139,878	506,038
Cost of shares redeemed	(993,224,785)	(903,589,784)	(603,072,052)	(499,621,412)
Increase (Decrease) in
Net Assets from
Beneficial Interest
Transactions	(176,963,489)	(155,030,520)	(51,985,638)	(4,904,745)
Total Increase
(Decrease)
in Net Assets	(176,963,489)	(155,007,232)	(51,983,392)	(4,904,494)

Net Assets ($):
Beginning of Period	703,006,645	858,013,877	87,702,946	92,607,440
End of Period	526,043,156	703,006,645	35,719,554	87,702,946

See notes to financial statements.

T h e F u n d 11

F I N A N C I A L H I G H L I G H T S

Money Market Series

The following tables describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,

	2003	2002	2001	2000	1999

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.007	.015	.040	.059	.047
Distributions:
Dividends from investment income—net	(.007)	(.015)	(.040)	(.059)	(.047)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%):	.73	1.53	4.06	6.05	4.78

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	.54	.54	.53	.56	.56
Ratio of net investment income
to average net assets	.74	1.52	3.94	5.89	4.67

Net Assets, end of period ($ x 1,000)	526,043	703,007	858,014	676,949	592,446

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S

Government Securities Series

		Year Ended December 31,

	2003	2002	2001	2000	1999

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.004	.012	.035	.054	.043
Distributions:
Dividends from investment income—net	(.004)	(.012)	(.035)	(.054)	(.043)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	.44	1.23	3.59	5.58	4.34

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	.69	.69	.66	.66	.68
Ratio of net investment income
to average net assets	.47	1.24	3.56	5.41	4.26
Decrease reflected in above expense
ratios due to undertakings by
The Dreyfus Corporation	.00[a]	—	—	—	—

Net Assets, end of period ($ x 1,000)	35,720	87,703	92,607	93,255	82,894

a Amount represents less than .01%. See notes to financial statements.

T h e F u n d 13

N O T E S T O F I N A N C I A L S TAT E M E N T S

NOTE 1—General:

Dreyfus Institutional Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company and operates as a series company issuing two classes of Beneficial Interest: the Money Market Series and the Government Securities Series.The fund accounts separately for the assets, liabilities and operations of each series. The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Money Market Series and Government Securities Series.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for each series; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00 for each series.

The funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

NOTE 2—Significant Accounting Policies:

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Trustees to represent the fair value of the fund’s investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and is recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the Money Market Series and Government Securities Series received net earnings credits of $7,648 and $985, respectively, during the period ended December 31, 2003 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Expenses: Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to both series are allocated among them on a pro rata basis.

(d) Dividends to shareholders: It is the policy of the fund, with respect to both series, to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends

T h e F u n d 15

N O T E S T O F I N A N C I A L S TAT E M E N T S (continued)

from net realized capital gain, if any, with respect to both series, are normally declared and paid annually, but each series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). However, to the extent that a net realized capital gain of either series can be reduced by a capital loss carryover of that series, such gain will not be distributed.

(e) Federal income taxes: It is the policy of each series to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal tax purposes, each series is treated as a single entity for the purposes of determining such qualification.

At December 31, 2003, Money Market Series and Government Securities Series components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

Money Market Series accumulated capital loss carryover of $16,078 is available to be applied against future net securities profits, if any, realized subsequent to December 31, 2003. If not applied, $7,953 of the carryover expires in fiscal 2006, $3,181 expires in fiscal 2007 and $4,944 expires in fiscal 2009.

Government Securities Series accumulated capital loss carryover of $1,804 is available to be applied against future net securities profits, if any, realized subsequent to December 31, 2003. If not applied, the carryover expires in fiscal 2007.

The tax character of distributions for Money Market Series and Government Securities Series paid to shareholders during the fiscal periods ended December 31, 2003 and December 31, 2002, respectively, were all ordinary income.

At December 31, 2003, the cost of investments of each series for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund’s average daily net assets and is payable monthly. The Manager may, at times, limit certain money market fund expenses in an effort to enhance yields of a fund, or a particular class of a fund, as applicable, because of low interest rates. Effective July 14, 2003, the Manager limited fund expenses of the Government Securities Series to maintain a minimum yield of 15 basis points. Such expense limitations are voluntary, temporary and may be revised or terminated at anytime. During the period ended December 31, 2003, the limitation for Government Securities Series amounted to $270.

(b) Under the Shareholder Services Plan, each series reimburses the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of each series’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended December 31, 2003, the Money Market Series and the Government Securities Series were charged $30,460 and $26,435, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer,Inc.,a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended December 31, 2003, the Money Market Series and the Government Securities Series were charged $7,152 and $2,358, respectively, pursuant to the transfer agency agreement.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

T h e F u n d 17

R E P O R T O F I N D E P E N D E N T A U D I T O R S

Shareholders and Board of Trustees Dreyfus Institutional Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statements of investments, of Dreyfus Institutional Money Market Fund (comprising, respectively, the Money Market Series and the Government Securities Series), as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective series constituting Dreyfus Institutional Money Market Fund at December 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with accounting principles generally accepted in the United States.

New York, New York
February 6, 2004

D r e y f u s I n s t i t u t i o n a l M o n e y M a r k e t Fu n d

G o v e r n m e n t S e c u r i t i e s S e r i e s

I M P O R TA N T TA X I N F O R M AT I O N ( U n a u d i t e d )

For state individual income tax purposes, the Government Securities Series hereby designates 58.16% of the ordinary income dividends paid during its fiscal year ended December 31, 2003 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California and the District of Columbia.

T h e F u n d 19

B O A R D M E M B E R S I N F O R M AT I O N	( U n a u d i t e d )

Joseph S. DiMartino (60)
Chairman of the Board (1995)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
No. of Portfolios for which Board Member Serves: 186

———————
David P. Feldman (64)
Board Member (1994)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• BBH Mutual Funds Group (11 funds), Director
• The Jeffrey Company, a private investment company, Director
• QMED, a medical device company, Director
No. of Portfolios for which Board Member Serves: 51

———————
James F. Henry (73)
Board Member (1980)
Principal Occupation During Past 5 Years:
• President, CPR Institute for Dispute Resolution, a non-profit organization principally engaged in the development of alternatives to business litigation (Retired 2003)
No. of Portfolios for which Board Member Serves: 22

———————
Rosalind Gersten Jacobs (78)
Board Member (1982)
Principal Occupation During Past 5 Years:
• Merchandise and marketing consultant
No. of Portfolios for which Board Member Serves: 33

20

Dr. Paul A. Marks (77)
Board Member (1980)
Principal Occupation During Past 5 Years:
• President and Chief Executive Officer of Memorial Sloan-Kettering Cancer Center
(Retired 1999)
Other Board Memberships and Affiliations:
• Pfizer, Inc., a pharmaceutical company, Director-Emeritus
• Atom Pharm, Director
• Lazard Freres Company, LLC, Senior Advisor
No. of Portfolios for which Board Member Serves: 22

———————
Dr. Martin Peretz (64)
Board Member (1980)
Principal Occupation During Past 5 Years:
• Editor-in-Chief of The New Republic Magazine
• Lecturer in Social Studies at Harvard University
• Co-Chairman of TheStreet.com, a financial daily on the web
Other Board Memberships and Affiliations:
• Academy for Liberal Education, an accrediting agency for colleges and universities certified by the U.S. Department of Education, Director
• Digital Learning Group, LLC, an online publisher of college textbooks, Director
• Harvard Center for Blood Research,Trustee
• Bard College,Trustee
• YIVO Institute for Jewish Research,Trustee
No. of Portfolios for which Board Member Serves: 22

———————
Bert W.Wasserman (71)
Board Member (1993)
Principal Occupation During Past 5 Years:
• Financial Consultant
Other Board Memberships and Affiliations:
• Lillian Vernon Corporation, Director
No. of Portfolios for which Board Member Serves: 22

———————

Once elected all Board Members serve for an indefinite term.Additional information about the Board Members, including their address is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

John M. Fraser, Jr., Emeritus Board Member
Irving Kristol, Emeritus Board Member

T h e F u n d 21

O F F I C E R S O F T H E F U N D ( U n a u d i t e d )

STEPHEN E. CANTER, President since
March 2000.
Chairman of the Board, Chief Executive
Officer and Chief Operating Officer of the
Manager, and an officer of 95 investment
companies (comprised of 185 portfolios)
managed by the Manager. Mr. Canter also is a
Board member and, where applicable, an
Executive Committee Member of the other
investment management subsidiaries of Mellon
Financial Corporation, each of which is an
affiliate of the Manager. He is 58 years old and
has been an employee of the Manager since
May 1995.
STEPHEN R. BYERS, Executive Vice
President since November 2002.
Chief Investment Officer,Vice Chairman and a
Director of the Manager, and an officer of 95
investment companies (comprised of 185
portfolios) managed by the Manager. Mr. Byers
also is an officer, director or an Executive
Committee Member of certain other
investment management subsidiaries of Mellon
Financial Corporation, each of which is an
affiliate of the Manager. He is 50 years old and
has been an employee of the Manager since
January 2000. Prior to joining the Manager, he
served as an Executive Vice President-Capital
Markets, Chief Financial Officer and Treasurer
at Gruntal & Co., L.L.C.
MARK N. JACOBS, Vice President since
March 2000.
Executive Vice President, Secretary and
General Counsel of the Manager, and an
officer of 96 investment companies (comprised
of 201 portfolios) managed by the Manager.
He is 57 years old and has been an employee
of the Manager since June 1977.
MICHAEL A. ROSENBERG, Secretary since
March 2000.
Associate General Counsel of the Manager,
and an officer of 93 investment companies
(comprised of 194 portfolios) managed by the
Manager. He is 43 years old and has been an
employee of the Manager since October 1991.
ROBERT R. MULLERY, Assistant Secretary
since March 2000.
Associate General Counsel of the Manager,
and an officer of 26 investment companies
(comprised of 58 portfolios) managed by the
Manager. He is 51 years old and has been an
employee of the Manager since May 1986.
STEVEN F. NEWMAN, Assistant Secretary
since March 2000.
Associate General Counsel and Assistant
Secretary of the Manager, and an officer of 96
investment companies (comprised of 201
portfolios) managed by the Manager. He is 54
years old and has been an employee of the
Manager since July 1980.
JAMES WINDELS, Treasurer since
November 2001.
Director – Mutual Fund Accounting of the
Manager, and an officer of 96 investment
companies (comprised of 201 portfolios)
managed by the Manager. He is 45 years old
and has been an employee of the Manager
since April 1985.

ROBERT ROBOL, Assistant Treasurer
since August 2003.
Senior Accounting Manager – Money Market
Funds of the Manager, and an officer of 37
investment companies (comprised of 79
portfolios) managed by the Manager. He is 39
years old and has been an employee of the
Manager since October 1988.
KENNETH J. SANDGREN, Assistant
Treasurer since November 2001.
Mutual Funds Tax Director of the Manager,
and an officer of 96 investment companies
(comprised of 201 portfolios) managed by the
Manager. He is 49 years old and has been an
employee of the Manager since June 1993.
WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
September 2002.
Vice President and Anti-Money Laundering
Compliance Officer of the Distributor, and the
Anti-Money Laundering Compliance Officer
of 91 investment companies (comprised of 196
portfolios) managed by the Manager. He is 33
years old and has been an employee of the
Distributor since October 1998. Prior to
joining the Distributor, he was a Vice President
of Compliance Data Center, Inc.

T h e F u n d 23

For More Information

Dreyfus
Institutional
Money Market Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York
100 Church Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166
To obtain information:

By telephone
Call 1-800-645-6561
By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail Send your request to info@dreyfus.com

On the Internet Information can be viewed online or downloaded from: http://www.dreyfus.com

© 2004 Dreyfus Service Corporation 179-195AR1203

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Bert W. Wasserman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Bert W. Wasserman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $46,600 in 2002 and $48,500 in 2003.

(b)	Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $-0- in 2002 and $-0- in 2003.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $15,000 in 2002 and $288,500 in 2003.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $4,018 in 2002 and $4,707 in 2003. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $-0- in 2002 and $-0- in 2003.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were less than $-0- in 2002 and $1,100 in 2003. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) and (c) of this Item, which required pre-approval by the Audit Committee were $-0- in 2002 and $-0- in 2003.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $471,337 in 2002 and $521,764 in 2003.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.

Item 6.	[Reserved]

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.

Item 9.	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 10.	Controls and Procedures.

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(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INSTITUTIONAL MONEY MARKET FUND

By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	February 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	February 25, 2004

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	February 25, 2004

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)